INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,214
Cost at end of year	11,822	$ 14,214
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	15,785	13,233
Acquisitions through business combinations	302	3,734
Additions, net of disposals	149	67
Assets reclassified as held for sale	(793)	0
Assets held by subsidiaries disposed during the period	(1,454)	(957)
Non-cash additions, intangible assets other than goodwill	47	271
Foreign currency translation	(318)	(563)
Cost at end of year	13,718	15,785
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	(1,571)	(1,466)
Assets reclassified as held for sale	211	0
Assets held by subsidiaries disposed during the period	5	281
Non-cash disposals	0	26
Amortization	(561)	(514)
Foreign currency translation	20	102
Cost at end of year	$ (1,896)	$ (1,571)